8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of share purchase warrants outstanding and exercisable (Details)	12 Months Ended
Jan. 31, 2019 $ / shares shares
Share Purchase Warrants - 1
Number of Warrants Outstanding | shares	1,015,502
Warrants Exercise Price | $ / shares	$ 1.00
Warrants Expiry Date	Sep. 13, 2019	[1]
Share Purchase Warrants - 2
Number of Warrants Outstanding | shares	560,063
Warrants Exercise Price | $ / shares	$ 1.00
Warrants Expiry Date	Nov. 06, 2019	[2]

[1]	Warrants contained an additional exercise clause that if the common shares close at a price of $1.40 or greater, for a period of 20 consecutive trading days, the warrants would expire on the 30th day after the date on which notice is given by the Company.
[2]	Subsequent to the end of the year, the warrants were triggered, and all warrants were exercised.